Intangible Assets and Goodwill (Tables)	12 Months Ended
Jun. 30, 2012
Schedule Of Intangible Assets

The primary components of the intangible assets reported in continuing operations and the related amortization expense follows:

(in millions)	Gross	Accumulated Amortization	Net Book Value
2012
Intangible assets subject to amortization
Trademarks	$ 31	$ 2	$ 29
Customer relationships	72	44	28
Computer software	128	100	28
Other contractual agreements	3	–	3
	$234	$146	88
Trademarks and brand names not subject to amortization			44
Net book value of intangible assets			$132

(in millions)	Gross	Accumulated Amortization	Net Book Value
2011
Intangible assets subject to amortization
Trademarks	$ 31	$ –	$ 31
Customer relationships	72	42	30
Computer software	137	87	50
Other contractual agreements	3	–	3
	$243	$129	114
Trademarks and brand names not subject to amortization			44
Net book value of intangible assets			$158

Goodwill By Reportable Segment

The goodwill reported in continuing operations associated with each business segment and the changes in those amounts during 2012 and 2011 are as follows:

(in millions)	Retail	Foodservice/ Other	Total
Net book value at July 3, 2010
Gross goodwill	$103	$622	$725
Accumulated impairment losses	–	(382)	(382)
Net goodwill	103	240	343
Acquisitions	36	–	36
Held for disposal	–	(31)	(31)
Net book value at July 2, 2011
Gross goodwill	139	591	730
Accumulated impairment losses	–	(382)	(382)
Net goodwill	139	209	348
Net book value at June 30, 2012
Gross goodwill	139	591	730
Accumulated impairment losses	–	(382)	(382)
Net goodwill	$139	209	348